Financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Financial instruments
Schedule of carrying amount and fair value of financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at June 30, 2022 and December 31, 2021:

Carrying amount and fair value of financial instruments

in € THOUS

June 30, 2022	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	953,137	71,535	—	—	1,024,672	71,535	—	—
Trade accounts and other receivables from unrelated parties	3,578,722	—	—	85,557	3,664,279	—	—	—
Accounts receivable from related parties	140,690	—	—	—	140,690	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,234	1,234	—	1,234	—
Derivatives - not designated as hedging instruments	—	5,494	—	—	5,494	—	5,494	—
Equity investments	—	103,025	70,770	—	173,795	56,594	73,224	43,977
Debt securities	—	102,795	374,093	—	476,888	472,357	4,531	—
Other financial assets(1)	147,801	—	—	134,862	282,663	—	—	—
Other current and non-current assets	147,801	211,314	444,863	136,096	940,074	—	—	—
Financial assets	4,820,350	282,849	444,863	221,653	5,769,715	—	—	—

Accounts payable to unrelated parties	837,016	—	—	—	837,016	—	—	—
Accounts payable to related parties	101,772	—	—	—	101,772	—	—	—
Short-term debt	1,414,066	—	—	—	1,414,066	—	—	—
Long-term debt	7,320,491	—	—	—	7,320,491	5,983,487	595,445	—
Lease liabilities	—	—	—	4,924,578	4,924,578	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	8,811	8,811	—	8,811	—
Derivatives - not designated as hedging instruments	—	24,614	—	—	24,614	—	24,614	—
Variable payments outstanding for acquisitions	—	43,060	—	—	43,060	—	—	43,060
Put option liabilities	—	—	—	1,015,323	1,015,323	—	—	1,015,323
Other financial liabilities(2)	1,083,865	—	—	—	1,083,865	—	—	—
Other current and non-current liabilities	1,083,865	67,674	—	1,024,134	2,175,673	—	—	—
Financial liabilities	10,757,210	67,674	—	5,948,712	16,773,596	—	—	—

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2021	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	989,257	492,398	—	—	1,481,655	492,398	—	—
Trade accounts and other receivables from unrelated parties	3,328,720	—	—	80,341	3,409,061	—	—	—
Accounts receivable from related parties	162,361	—	—	—	162,361	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	579	579	—	579	—
Derivatives - not designated as hedging instruments	—	2,846	—	—	2,846	—	2,846	—
Equity investments	—	174,884	69,595	—	244,479	121,643	72,157	50,679
Debt securities	—	95,417	327,078	—	422,495	418,196	4,299	—
Other financial assets(1)	137,358	—	—	130,859	268,217	—	—	—
Other current and non-current assets	137,358	273,147	396,673	131,438	938,616	—	—	—
Financial assets	4,617,696	765,545	396,673	211,779	5,991,693	—	—	—

Accounts payable to unrelated parties	736,069	—	—	—	736,069	—	—	—
Accounts payable to related parties	121,457	—	—	—	121,457	—	—	—
Short-term debt	1,255,853	—	—	—	1,255,853	—	—	—
Long-term debt	7,314,915	—	—	—	7,314,915	7,246,019	243,656	—
Lease liabilities	—	—	—	4,749,381	4,749,381	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,490	4,490	—	4,490	—
Derivatives - not designated as hedging instruments	—	21,428	—	—	21,428	—	21,428	—
Variable payments outstanding for acquisitions	—	47,690	—	—	47,690	—	—	47,690
Put option liabilities	—	—	—	992,423	992,423	—	—	992,423
Other financial liabilities(2)	965,663	—	—	—	965,663	—	—	—
Other current and non-current liabilities	965,663	69,118	—	996,913	2,031,694	—	—	—
Financial liabilities	10,393,957	69,118	—	5,746,294	16,209,369	—	—	—

(1)    As of June 30, 2022 and December 31, 2021, other financial assets primarily include lease receivables, deposits, guarantees, securities, vendor and supplier rebates as well as notes receivable.

(2)    As of June 30, 2022 and December 31, 2021, other financial liabilities primarily include receivable credit balances and goods and services received.

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2022			2021
		Variable			Variable
		payments			payments
		outstanding			outstanding
	Equity	for	Put option	Equity	for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	50,679	47,690	992,423	188,518	66,359	882,422
Transfer to level 1	—	—	—	(158,551)	—	—
Increase	—	6,589	12,900	21,137	9,488	112,194
Decrease	—	(6,179)	(6,424)	—	(22,499)	(18,495)
Gain / loss recognized in profit or loss(1)	(10,719)	(6,879)	—	(12,975)	(6,716)	—
Gain / loss recognized in equity	—	—	(64,467)	—	—	(54,019)
Foreign currency translation and other changes	4,017	1,839	80,891	12,550	1,058	70,321
Ending balance at June 30, and December 31,	43,977	43,060	1,015,323	50,679	47,690	992,423

(1)	Includes realized and unrealized gains / losses.